AMOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
AMOUNTS PAYABLE AND ACCRUED LIABILITIES	AMOUNTS PAYABLE AND ACCRUED LIABILITIES
Amounts payable and accrued liabilities consist of the following:

(in thousands of U.S. dollars)	December 31, 2023	December 31, 2022

Trade payables and accrued liabilities	$44,480	$34,219
Accrued property taxes	59,650	52,936
AIP liability (Note 31)	10,599	10,327
Income taxes payable	693	11,650
Interest payable	26,510	24,731
Deferred income	618	801
Current portion of lease obligations (Note 27)	7,671	3,609
Total amounts payable and accrued liabilities	$150,221	$138,273
INDEMNIFICATION
Pursuant to Indemnification Agreements with certain General Partners of Limited Partnerships managed by the Company and certain shareholders of the Company (who are also officers and directors of the Company), the Company has agreed to indemnify the General Partners and those shareholders and, where applicable, any of their directors, officers, agents and employees (collectively, the Indemnified Parties) for any past, present or future amounts paid or payable by any of the Indemnified Parties to the Limited Partnership in the form of a capital contribution or clawback guarantee relating to performance fees for any claim or obligation, as set out in the Limited Partnership Agreements. These indemnification agreements do not pertain to any executive compensation arrangements, or to any clawback rules, including those promulgated by any securities regulatory agency or stock exchange. There are no amounts payable in respect of this indemnification as of December 31, 2023 (December 31, 2022 – nil).